Other (Expense) Income (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Summary of Other Income

	Year Ended December 31,
	2021 $	2020 $	2019 $
Foreign exchange gain (loss)	302	(734)	486
Other (expense) income	(2,058)	1,207	209
Total	(1,756)	473	695